Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash from (used in): Operating activities
Net loss	$ (2,317,149)	$ (9,077,795)	$ (5,451,112)
Items not affecting cash:
Stock based compensation expense (Note 18)	702,880	268,734	241,271
Amortization (Notes 6, 7, & 8)	1,920,733	1,887,013	1,759,473
Accretion expense (recovery) (Note 14)	(1,450)	(2,269)	2,456
Non-cash lease amortization and accretion (Note 13)	235,003	353,433	683,190
Foreign exchange (gain) loss	(296,635)	659,257	(25,451)
Loss on disposal of assets and lease modifications	7,138	135,455	0
Remeasurement of convertible debentures (Note 11)	5,418,502	296,534	0
Change in non-cash working capital balances (Note 22)	(4,265,429)	1,874,759	(1,290,725)
Lease payments (Note 13)	(240,676)	(364,712)	(739,527)
Prepaid Long-term insurance	0	0	(11,525)
Items not affecting cash	3,480,066	5,108,204	619,162
Net cash from (used in) operating activities	1,162,917	(3,969,591)	(4,831,950)
Financing activities
Proceeds from the Employee Share Purchase plan (Note 18)	43,495	41,620	36,246
Proceeds from stock options and restricted Stock Units	65,537	0	4,370
Repayment of long-term debt (Note 12)	(111,111)	(111,111)	(111,111)
Net proceeds from Private Placement (Note 16)	2,777,168	0	1,622,057
Net proceeds from Convertible Debentures (Note 11)	0	4,735,004	3,457,555
Repayment of lease obligations (Note 13)	(565,969)	(359,706)	0
Net cash from financing activities	2,209,120	4,305,807	5,009,117
Investing activities
Purchase of property and equipment, net	(89,448)	(27,029)	(32,322)
Proceeds from short-term investments (Note 3)	(349,660)	0	0
Net cash used in investing activities	(439,108)	(27,029)	(32,322)
Effect of foreign exchange rate changes on cash and cash equivalents	(86,186)	19,495	(6,569)
Net increase in cash and cash equivalents	2,846,743	328,682	138,276
Cash and cash equivalents, beginning of the year	730,395	401,713	263,437
Cash and cash equivalents, end of the year	3,577,138	730,395	401,713
Supplemental information
Cash interest paid	$ 486,857	$ 548,756	$ 120,952